Market risk (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of assets and liabilities subject to market risk
	As of December 31,
	2018	2019
	RMB’000	RMB’000
Assets subject to market risk
Loans receivable	579,654	615,184

Liabilities subject to market risk
Loans payable	200,417	172,891